7 OTHER CURRENT AND NON-CURRENT ASSETS	12 Months Ended
Dec. 31, 2019
Other current and non-current assets [Abstract]
OTHER CURRENT AND NON-CURRENT ASSETS

7         OTHER CURRENT AND NON-CURRENT ASSETS

The group of other current and non-current assets is comprised as follows:

				Consolidated
	Current		Non-current
	12/31/2019	12/31/2018	12/31/2019	12/31/2018
Judicial deposits (note 16)			328,371	347,950
Credits with the PGFN (1)			46,774	46,774
Recoverable taxes (2)	1,282,415	1,412,335	2,119,940	1,822,388
Prepaid expenses	107,428	49,830	126,213	49,808
Freight expenses(3)	96,305	117,156
Actuarial assets - related parties (Note 18 b)			13,714	99,894
Derivative financial instruments (note 12 I)	1,364	351	4,203
Securities held for trading (note 12 I)	4,034	4,503
Iron ore inventory (4)			144,499	144,499
Northeast Investment Fund – FINOR			199	26,598
Loans with related parties (notes 18 b and 12 I)		2,675	846,300	706,605
Other receivables from related parties (Note 18 b)	1,830	3,649	428,672	218,840
Other receivables (note 12 I)			7,059	7,451
Eletrobrás' compulsory loan (Note 12 I) (5)			845,284	813,428
Dividends receivable (note 18 b)	44,554	46,171
Employee debt	33,045	31,645
Others	102,021	84,709	146,326	988
	1,672,996	1,753,024	5,057,554	4,285,223

(1)      Refers to the excess of judicial deposit originated by the 2009 REFIS (Tax Debt Refinancing Program).

(2)     Refers mainly to PIS / COFINS, ICMS recoverable and income and social contribution taxes to be offset. On September 20, 2018, res judicata the writ of mandamus and special appeal filed in 2006, in which CSN and Federal Union were parties, related to the discussion about the non-inclusion of ICMS in the calculation base of PIS and COFINS, confirmed the CSN's right to offset the amounts over-collected from 2001 to 2014.

(3)     Refers a payment of freight expenses and maritime insurance over revenues didn’t recognized.

(4)     Long-term iron ore inventories that will be used after the construction of the processing plant, which will produce pellet feed, expected to start operating from the second half of 2021.

(5)     This is a certain and due amount, arising from the res judicata favorable decision to the Company, which is irreversible and irrevocable, in order to apply the STJ's consolidated position on the subject, which culminated in the conviction of Eletrobrás to the payment of the correct interest and monetary adjustment of the Compulsory Loan. The res judicata decision, as well as the certainty about the amounts involved in the liquidation of the sentence (judicial procedure to request the satisfaction of the right), allowed the conclusion that the entry of this value is certain. In addition to this amount already recorded, the Company continues to seek alternatives for the recovery of additional credits and the estimate can reach an amount greater than R$350 million.